Acquisition of Subsidiaries - Goodwill (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Dec. 29, 2017	Sep. 02, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	£ 36,760	£ 41,062
Velocity Partners
Disclosure of detailed information about business combination [line items]
Consideration transferred			£ 44,887
Fair value of identifiable net assets			(20,675)
Goodwill			£ 24,212
ISDC
Disclosure of detailed information about business combination [line items]
Consideration transferred				£ 8,862
Fair value of identifiable net assets				(4,662)
Goodwill				£ 4,200